Redeemable Convertible Preferred Stock (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2023	Dec. 31, 2022
Redeemable preferred stock description		Series A Preferred Stock, Series A-1 Preferred Stock, Series A-2 Preferred Stock, Series A-3 Preferred Stock, Series A-4 Preferred Stock, and Series A-5 Preferred Stock all have the same rights, preferences, powers, privileges, restrictions, qualifications, and limitations.
Preferred Stock dividends accrued, but not declared		$ 10,276,653	$ 10,276,653
Preferred stock liquidation preference terms		The holders of at least 60% of the Series A Preferred Stock, Series A-1 Preferred Stock, Series A-2 Preferred Stock, Series A-3 Preferred Stock, Series A-4 Preferred Stock, and Series A-5 Preferred Stock, acting as a single class of stock, may elect that any such events
Redeemable Convertible Preferred Stock [Member]
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, par value per share		$ 0.01	$ 0.01
Series A Preferred Stock Series A One Preferred Stock And Series A Two Preferred Stock [Member]
Accrued dividends rate per annum	6.00%